Funded Status of the Pension Plan and the Amounts Recognized in the Bank's Financial Statements (Detail) (Pension) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	$ 9.1	407.0	346.0
Service cost	0.4	17.6	12.1
Interest cost	0.7	30.5	27.3
Actuarial (gains)/losses	4.2	188.6	64.4
Benefits paid	(1.6)	(69.9)	(42.8)
Projected benefit obligation, end of the period	12.8	573.8	407.0
Change in plan assets:
Fair value of plan assets, beginning of the period	8.7	387.8	369.0
Expected return on plan assets	0.7	32.8	30.3
Actuarial gains/(losses)	0.6	28.5	26.6
Actual return on plan assets	1.3	61.3	56.9
Employer contributions	1.2	54.3	4.6
Benefits paid	(1.6)	(69.9)	(42.7)
Fair value of plan assets, end of the period	9.6	433.5	387.8
Funded Status	$ (3.2)	(140.3)	(19.2)